LifeX 2065 Longevity Income ETF Performance Management - LifeX 2065 Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on January 3, 2025.
Performance One Year or Less [Text]	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus.